Income Tax Disclosure	20 Months Ended
Sep. 30, 2012
Notes
Income Tax Disclosure

4.             INCOME TAXES

At September 30, 2012 and 2011, the Company had federal operating loss carryforwards of $72,663 and $15,570, respectively, which begins to expire in 2031.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 35% to net loss before provision for income taxes for the following reasons:

	For the Year Ended September 30, 2012	From Inception on February 8, 2011 through September 30, 2011
Income tax expense at statutory rate	$ (28,340)	$ (5,790)
Net deferred tax asset	28,340	5,790
Income tax expense per books	$ -	$ -

Net deferred tax assets consist of the following components as of:

	For the Year Ended September 30, 2012	From Inception on February 8, 2011 through September 30, 2011
NOL carryover	$ (28,340)	$ (5,790)
Valuation allowance	28,340	5,790
Net deferred tax asset	$ -	$ -

The valuation allowance for deferred tax assets as of September 30, 2012 and 2011 was $72,663 and $15,570, respectively, which will begin to expire 2030. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of September 30, 2012 and 2011 and maintained a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at September 30, 2012 and 2011:

	2012	2011
Federal statutory rate	(35.0)%	(35.0)%
State taxes, net of federal benefit	(0.00)%	(0.00)%
Change in valuation allowance	35.0%	35.0%
Effective tax rate	0.0%	0.0%